Intangible Assets, Goodwill and Other Long-Term Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2021	Mar. 31, 2021
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Intangible assets	$ 30,313	$ 30,313
Impairment loss		590
Selling and marketing amortization expenses	82	$ 78	$ 67
Amortization of in-licensed distribution rights	$ 1,676
Carrying amount percentage	40.00%
Estimated future cash flows	5 years
Long term future growth rate	(5.00%)
Weighted-average cost of capital	10.60%
Growth rate	1.00%
Discount rate	1.00%
Bottom of range [member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Proprietary products segments	$ 6,494
Top of range [member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Proprietary products segments	$ 25,223
Intellectual Property [Member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Intangible assets				$ 79,141
Customer Relationship [Member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Intangible assets				33,514
Goodwill [member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Intangible assets				29,897
Beaumont, Texas [Member] | Goodwill [member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Intangible assets				$ 962	$ 416